UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-108894
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 26	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21099
Amendment No. 53	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-12

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
August 1, 2013

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)
□	on (date) pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated August 2, 2013
to the following prospectus(es):
Waddell & Reed Advisors Select Preferred AnnuitySM prospectus dated May 1, 2013
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
Effective August 12, 2013, the following funds are available as investment options under the contract:
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility
Accordingly, the following changes apply to your prospectus:
1.	The "Appendix A: Underlying Mutual Funds" is amended to add the following:
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To provide total return consistent with a moderate level of risk as compared to the other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: VOL
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: VOL
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To provide total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: VOL
WR-0234-16

Incorporation by Reference
The prospectus supplement dated May 31, 2013, and the prospectus, statement of additional information, and Part C, except as modified by this supplement, that were effective May 1, 2013, previously filed with the Commission under SEC file No. 333-108894, are hereby incorporated by reference and made a part of this registration statement.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on August 1, 2013.
Nationwide Variable Account-12
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on August 1, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact